Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Telephone: (215) 988-2700

December 23, 2025

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed under Rule 485(a)(i) of the Securities Act of 1933, as amended, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment should become effective on February 28, 2026.

The purpose of the Amendment is to register a new share class, Institutional Shares for the Total Market Plus Equity Portfolio. The Registrant intends to file a post-effective amendment to update annual financials and other information for each class of the Portfolio.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2571.

Very truly yours,

/s/ Cheri R. Williams
Cheri R. Williams

Enclosures